CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	2,213,661,318	2,169,661,318	125,889,455
Common stock, shares outstanding	2,213,661,318	2,169,661,318	125,888,155
Treasury shares		0	1,300